NATURE OF BUSINESS (Details Narrative)	Dec. 31, 2024	Feb. 14, 2024
Tevogen Bio [Member]
Equity ownership percentage	91.00%
Semper Paratus [Member]
Equity ownership percentage	9.00%
Common Stock [Member]
Business combination shares		4.85